Trade receivables and other current assets	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Trade receivables and other current assets
Note 7. Trade receivables and other current assets
7.1 Trade receivables

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Trade receivables	3,513	5,026
Valuation allowance	(554)	(1,050)

Total net value of trade receivables	2,959	3,976

All trade receivables have payment terms of less than one year.
7.2 Subsidies receivables

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Research tax credit	9,140	5,367

Total subsidies receivables	9,140	5,367

Research tax credit receivables as of June 30, 2020 include the accrual for a French research tax credit related to 2020 for $3.9 million and to previous periods for $1.2 million. The remaining amount relates to refundable tax credits in the United States. During December 2018, the French Tax Authority initiated an audit related to the 2014, 2015, 2016 and 2017 French research tax credits. Based on our current evaluation of the status of the audit, we do not believe that a provision should be recorded as of June 30, 2020.
7.3 Other current assets

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
VAT receivables	3,044	3,205
Prepaid expenses and other prepayments	11,829	11,703
Tax and social receivables	150	277
Deferred expenses and other current assets	594	6,601

Total other current assets	15,617	21,786

Prepaid expenses and other prepayments primarily include advances to our sub-contractors
on research and development activities. These mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.
During the year ended December 31, 2019, and the
six-month
period ended June 30, 2020, we prepaid certain manufacturing costs related to our product candidates UCART 123, UCART 22 and UCART CS1 of which the delivery of products or services is expected in the coming months.

As of December 31, 2019, deferred expenses and other current assets mainly relates to commission fees with respect to a letter of credit relating to our GMP Raleigh facility, a Calyxt broker receivable and certain down payments to suppliers. As of June 30, 2020, deferred expenses and other current assets mainly relates to commission fees with respect to a letter of credit relating to our GMP Raleigh facility, a Calyxt broker receivable and certain down payments to suppliers, as well as a right to obtain equipment at Raleigh facility which generates an equivalent financial liability.
As of December 31, 2019, tax and social receivables relate mainly to social charges on personnel expenses and tax reimbursement. As of June 30, 2020, tax and social receivables relate mainly to social charges on personnel expenses.